Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 249,805,422.37
Previously Paid Amount	0.00
Total Fee Amount	34,498.13
Total Offset Amount	0.00
Net Fee	$ 34,498.13
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A